CONCENTRATION OF SALES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended		37 Months Ended	61 Months Ended		62 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023	Sep. 30, 2027	Jun. 30, 2027	Jul. 31, 2026
Revenues	$ 11,185,798	$ 11,867,882	$ 24,947,401	$ 22,442,513
National Institute Of Health E P A [Member]
Revenues					$ 2,904,000
Subsequent Event [Member] | Social Security Administration N S C [Member]
Revenues						$ 2,770,000
Subsequent Event [Member] | Social Security Administration S S C [Member]
Revenues							$ 1,511,000
Subsequent Event [Member] | Social Security Administration W B D O C [Member]
Revenues								$ 2,770,000
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Guard Service [Member]
Concentration Risk, Percentage		87.00%	87.00%	87.00%
Guard Service [Member]
Revenues	$ 10,972,000	$ 11,709,000	$ 24,600,000	$ 22,100.000